SEGMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Number of operating segments | segment	1	2
Revenues	$ 6	$ 388	$ 681
Israel
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 21	18
Israel | Long-lived Tangible Assets | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Long-lived assets	72.00%	99.00%
Germany
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 91	111
Norway
Segment Reporting Information [Line Items]
Revenues	0	45	54
US
Segment Reporting Information [Line Items]
Revenues	5	$ 27	325
US | Long-lived Tangible Assets | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Long-lived assets		1.00%
Rest of the world
Segment Reporting Information [Line Items]
Revenues	$ 1	$ 204	$ 173
UK | Long-lived Tangible Assets | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Long-lived assets	28.00%	0.00%